UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------

                                 April 30, 2006

                                  SYNOVUS FUNDS

                               [GRAPHIC OMITTED]

                           Large Cap Core Equity Fund
                               Mid Cap Value Fund
                           Intermediate-Term Bond Fund
                           Georgia Municipal Bond Fund

                                    [LOGO OMITTED](R)

                                     SYNOVUS
                                    FUNDS(SM)

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1

Manager Comments:

     Large Cap Core Equity Fund ...........................................    2

     Mid Cap Value Fund ...................................................    3

     Intermediate-Term Bond Fund ..........................................    4

     Georgia Municipal Bond Fund ..........................................    5

Statements of Net Assets:

     Large Cap Core Equity Fund ...........................................    6

     Mid Cap Value Fund ...................................................    8

     Intermediate-Term Bond Fund ..........................................   10

     Georgia Municipal Bond Fund ..........................................   12

Statements of Operations ..................................................   15

Statements of Changes in Net Assets .......................................   16

Financial Highlights ......................................................   18

Notes to Financial Statements .............................................   20

Disclosure of Fund Expenses ...............................................   27


The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-330-1111; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Letter to Shareholders                                            [LOGO OMITTED]
APRIL 30, 2006

The last six months has, overall, been a good time period for investors. Most diversified portfolios have experienced positive real returns. The Large Cap Fund's and the Mid Cap Value Fund's Institutional Classes have each produced over an 8% return for shareholders during the last six months. The stock market, as measured by the S&P 500, has been producing phenomenal earnings growth for many quarters, translating into solid returns for domestic stocks. Our forecast is for the consumer, who has for an extended time been responsible for much of the economic growth, to take a step back and business related firms to take more of a lead in sustaining economic growth.

Within a diversified portfolio, isolating fixed income investments for discussion leads us into a very different return picture. The environment for bonds has been negatively impacted by the Fed's rate hike campaign, inflation fears, and a stronger than expected domestic economy. The above mentioned factors have led our investment team to maintain a defensive posture, staying focused on the shorter end of the curve. The Georgia Municipal Bond Fund and Intermediate Term Bond Fund are poised to take advantage of any future rate hikes and welcome the opportunity to lengthen duration as the end to the cycle materializes. We would expect to see an end to these rate hikes in the near future, leading to a more stable outlook for bonds. A weakening economy combined with a rise in inflation would lead us to adjust credit quality accordingly in the funds.

Our outlook for financial markets leads us to believe that over the next 12 to 18 months, returns for both equity and bond investments will likely begin to approach the lower end of their long term historical averages. Should the U.S. economy slow somewhat to a growth rate of +/-3%, and inflation remain in check, bond returns should approximate their coupon rates and stocks should continue to build wealth at an annualized rate of 6% to 8%.

The Synovus Funds' team wants to thank each of you, our shareholders, for continuing to place your confidence in our family of funds. We are enthusiastic about our opportunity to serve your investment needs and look forward to a bright future together.


William H. Roach
Synovus Investment Advisors, Inc.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Large Cap Core Equity Fund
MANAGER COMMENTS APRIL 30, 2006

Investors have certainly had plenty of reason to cheer during the past six months. Most major stock markets have risen sharply during this time.
Domestic large cap stocks as represented by the S&P 500 Index* have increased 9.64% on a total return basis and this pales in comparison to the returns posted by international and small cap peers. In 2006 alone, large cap stocks have increased 5.61%, which is the best four-month start the market has experienced since 1999. More importantly, from a broader perspective, the market is now up approximately 50% over the past three years. This bull market run is testing new highs of several market indices and is coming at a time when on average bull markets begin to lose some of their steam. Are economic and market conditions favorable enough to support existing price momentum?

Before we attempt to answer this question, a review of what has driven this strong market performance is in order. Certainly above average economic growth (as exemplified by first quarter GDP of 4.9%) played a major role, especially at a time when investors were beginning to question if the Fed had gone too far in its tightening campaign. Other economic contributors included moderate inflationary conditions in the face of record commodity prices, and better than expected earnings in light of tough comps. Furthermore, the geopolitical and event driven landscape, although tenuous, remained in check during the period. These positive factors were enough to motivate retail investors to move money from other asset classes into stocks.

Deep-cyclical stocks in the materials and industrials sectors took over the market leadership role during the period. Energy stocks continued to perform well in light of rising crude oil prices and financial companies proved to be the surprise winners on the hope the Fed is nearing the end of rate hikes and better than expected earnings. In contrast, the traditionally defensive sectors and prior market leaders, including health care, consumer staples, and utilities all weakened on a relative price basis.

Now back to the question at hand. It is true that the stock market has had an impressive run and we know that economic growth cannot continue at its rapid pace given the challenges of higher interest rates, record commodity prices and consumer's dealing with a softening housing market. That said the ingredients (low interest rate environment and positive economic growth) for long-term market success are still in place. In addition, large cap stocks appear compelling versus other equity asset classes on a relative valuation basis. A disciplined strategy that focuses on business related firms in growth industries has the potential to continue to be rewarding for patient investors.

Going forward, we will continue with our approach of seeking out high quality companies operating within favorable industry conditions and building and maintaining a core portfolio balanced between growth and value styles. Our chief concern is, and always has been, managing this fund with the best characteristics for risk and return available to our shareholders.

* The S&P 500 Composite Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE INFORMATION PROVIDED ABOVE REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.


--------------------------------------------------------------------------------
2

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Mid Cap Value Fund                                                [LOGO OMITTED]
MANAGER COMMENTS APRIL 30, 2006

There continues to be no shortage of things for investors to worry about, including further Fed tightening, a wavering housing market, the unwinding of the yen carry trade, twin budget and current account deficits as well as inflation, confrontation with Iraq, an Avian flu pandemic and growing protectionist sentiment. However, absent a major shock to the financial markets, due to any of the aforementioned, further market gains appear dependent upon where and when the Fed stops its tightening campaign and the subsequent effects its actions have upon liquidity.

At the moment, the market appears to be holding the view that a combination of higher energy prices, a softening in the housing market and the lagged effects of the Fed tightening campaign will conspire to slow economic activity, permitting a halt to rising interest rates. This in turn could end the compression of valuation multiples, which has restrained the market in the face of healthy earnings growth. However, trends in the labor market may have to weaken to induce the Fed to embrace the notion that growth is indeed moderating and further tightening is unnecessary. Moreover, if the recent rise in consumer confidence (now at the highest level in almost four years) persists, the Fed may be moved to raise rates further than generally anticipated.

For the Fund, we remain focused on identifying equities of well-financed businesses that are in a position to achieve superior long-term rates of return while limiting risk to capital. An example of this is our strategy in the energy sector, where we are making long-term investments in companies that should prosper in the years ahead, independent of speculative commodity prices. We understand from time to time violent corrections may occur, and view these temporary downdrafts as fluctuations in a long-term rising trend for the respective equities.

In the energy sector, we are attracted to prospects in heavy oil, where we believe the price differential between lower-grade and higher-grade crude oils favor the former, such that the differential is likely to narrow in the years ahead and translate into materially higher asset value for the underlying equity. In addition, we have recently started to build positions in several energy service companies where the demand for their technical expertise places them in a position to demonstrate rapid revenue growth and leveraged earnings gains in the years ahead.

We continue to search for and build positions in health care companies that appear capable of effectively addressing the challenges posed by an aging population in a fiscally constrained society. Companies that have technologies or products whose economic potential are not recognized by the market are of particular interest to us, as are those involved with lowering health care costs that should therefore benefit from efforts to overhaul the health care system.

On balance, we continue to believe that sound fundamental research coupled with a longer term focus will serve to produce superior long-term investment results.

THE INFORMATION PROVIDED ABOVE REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Intermediate-Term Bond Fund
MANAGER COMMENTS APRIL 30, 2006

U.S. economic data proved unfriendly for bonds during the last six months. Consumer confidence increased to a four year high, wage and job growth continued to advance, while sales of new homes fell 5% during March, the lowest level in more than 12 months. Federal Reserve Chairman Ben Bernanke's initial FOMC meeting ended with a .25% increase in the Fed Funds rate as advertised. However, the market was surprised by the hawkish language of the Fed's statement. Specifically, the Federal Reserve noted that economic growth "appears solid", price stability remains in jeopardy and that additional "policy firming" was likely. As of April 30, 2006 the fed funds rate was 4.75%.

Since October 2005 oil prices per barrel have increased by $10. The Middle East remains the center of geopolitical concerns as Iran has made clear its intentions to develop a nuclear program. Investors are concerned that using military force against Iran will lead to disruption in the oil supply and therefore higher prices at the pump. At some point, sustained exposure to higher prices will create an economic headwind.

During the period the bond market became more correlated with Federal Reserve Policy, as yields increased in conjunction with each rate increase. U.S. bond traders pushed rates higher across the yield curve, as the fed funds futures market instantly discounted the next rate hike. The 10 year U.S. Treasury yield traded to its highest level in almost four years, ending the period at 5.05%. The yield curve steepened slightly as the spread between the yield on the 2 year U.S. Treasury and the 10 year U.S. Treasury increased by almost 20 basis points. Despite raising interest rates, the fund produced a positive twelve month return for shareholders.

Quality spreads, the rate difference between corporate, mortgage, and agency yields and treasury yields are near their tightest levels ever. Investment grade credit spreads remain near historical lows, while non-investment grade spreads have experienced considerable tightening. Tight spreads in the "junk" bond market have been the primary contributor to their strong performance. Based on the current spread environment and a rash of stock owner friendly activity, such as, stock buybacks, increased dividends and leveraged mergers, the fund is maintaining a lower position on corporate securities.

We anticipate the Federal Reserve to continue raising the fed funds rate in an effort to slow the economy and maintain price stability. Bonds will be vulnerable, as long as the Fed remains on task. Our target for the fed funds rate is 5.00%, at this point, we believe the Fed will soften its language. Given the current environment, the Fund will look for opportunities to position its average duration and maturity in anticipation of lower short term rates in late 2006.


THE INFORMATION PROVIDED ABOVE REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.


--------------------------------------------------------------------------------
4

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Georgia Municipal Bond Fund                                       [LOGO OMITTED]
MANAGER COMMENTS APRIL 30, 2006

Solid economic data, as evidenced by strength in consumer confidence, job and wage growth, and weaker housing activity pushed municipal bond prices lower during the period. The changing of the Federal Reserve guard came off without a hitch, as new chairman Ben Bernanke continued the .25% increases in the fed funds rate while adopting chairman Greenspan's hawkish language. The new Fed observed that economic growth was solid and potential inflation remains a threat, therefore, future rate increases are likely. As a result, the overnight lending rate finished the period at 4.75%.

The price of crude oil remains a focus for the fixed income markets. Continued unrest in the Middle East centered on potential sanctions or military action against Iran for their refusal to terminate an ongoing nuclear program, pushed oil prices over $70 per barrel. Sustained periods of high energy prices will play a significant role in reducing overall growth of the economy.

Municipal traders pushed rates higher across the yield curve, in anticipation of the next Fed rate hike. Ten year AAA General Obligation bonds increased in yield from 3.92% to 4.15% during the period, while maintaining 81% of the ten year Treasury yield. Since late 2005 the municipal yield curve has flattened, as the spread between two year and ten year AAA General Obligation notes fell from .84% to .52%. The shift in the yield curve can be attributed to short term rates rising faster than longer term rates. Prices for municipal securities were less affected than prices for taxable bonds, thanks to the lack of supply and strong institutional demand. Despite the rising interest rate environment, the fund produced a positive twelve month return for shareholders.

Our expectation is for the Federal Reserve to continue raising the fed funds rate in an effort to slow the economy and maintain price stability. We believe that the affects of higher energy prices and tight monetary policy will slow economic growth, allowing the Fed to pause and reevaluate their policy. In this environment, the Fund will look for opportunities to position its average duration and maturity in anticipation of lower short term rates in late 2006, while investing in high quality securities.




THE INFORMATION PROVIDED ABOVE REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

      Financials                       18.1%
      Industrials                      14.1%
      Health Care                      14.0%
      Energy                           13.5%
      Information Technology           13.5%
      Consumer Staples                  9.8%
      Consumer Discretionary            8.4%
      Utilities                         3.1%
      Basic Materials                   2.8%
      Communications                    2.1%
      Cash Equivalents                  0.6%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------

LARGE CAP CORE                                                             Value
EQUITY FUND                                                Shares          (000)
--------------------------------------------------------------------------------

COMMON STOCK (98.4%)
AEROSPACE & DEFENSE (2.6%)
  United Technologies                                      90,900      $   5,709
                                                                       ---------
AGRICULTURAL OPERATIONS (1.0%)
  Archer-Daniels-Midland                                   63,000          2,289
                                                                       ---------
AIR TRANSPORTATION (1.6%)
  FedEx                                                    30,000          3,454
                                                                       ---------
APPAREL MANUFACTURING (1.4%)
  Coach*                                                   91,000          3,005
                                                                       ---------
AUTOMOTIVE (0.7%)
  Harley-Davidson                                          29,000          1,474
                                                                       ---------
BANKS (7.7%)
  Bank of America                                         108,172          5,400
  JPMorgan Chase                                           70,650          3,206
  Mellon Financial                                         79,000          2,973
  Wachovia                                                 85,245          5,102
                                                                       ---------
                                                                          16,681
                                                                       ---------
COMMUNICATIONS EQUIPMENT (1.3%)
  L-3 Communications Holdings                              34,000          2,778
                                                                       ---------
COMPUTERS & SERVICES (8.4%)
  Adobe Systems*                                           76,000          2,979
  Apple Computer*                                          35,000          2,464
  Cisco Systems*                                          228,200          4,781
  Dell*                                                   117,000          3,065
  Microsoft                                               209,700          5,064
                                                                       ---------
                                                                          18,353
                                                                       ---------
CONSUMER PRODUCTS (1.1%)
  Nike                                                     30,000          2,455
                                                                       ---------
COSMETICS & TOILETRIES (1.9%)
  Procter & Gamble                                         70,500          4,104
                                                                       ---------

                                                                           Value
                                                           Shares          (000)
--------------------------------------------------------------------------------

ELECTRICAL SERVICES (3.1%)
  Dominion Resources                                       45,000      $   3,369
  Exelon                                                   63,000          3,402
                                                                       ---------
                                                                           6,771
                                                                       ---------
FINANCIAL SERVICES (7.0%)
  CIT Group                                                76,000          4,105
  Citigroup                                               130,800          6,534
  Goldman Sachs Group                                      29,000          4,648
                                                                       ---------
                                                                          15,287
                                                                       ---------
FOOD, BEVERAGE & TOBACCO (3.2%)
  Coca-Cola                                                41,000          1,720
  PepsiCo                                                  79,900          4,654
  Wm. Wrigley Jr.                                          15,000            707
                                                                       ---------
                                                                           7,081
                                                                       ---------
GAS/NATURAL GAS (0.9%)
  Praxair                                                  36,000          2,021
                                                                       ---------
HEALTH CARE (7.8%)
  Eli Lilly                                                80,000          4,234
  Johnson & Johnson                                        76,000          4,454
  Medtronic                                                66,000          3,308
  WellPoint*                                               69,000          4,899
                                                                       ---------
                                                                          16,895
                                                                       ---------
HEALTH CARE SERVICES (1.4%)
  HCA                                                      68,000          2,985
                                                                       ---------
INSURANCE (3.4%)
  Allstate                                                 84,000          4,745
  Hartford Financial Services
    Group                                                  29,000          2,666
                                                                       ---------
                                                                           7,411
                                                                       ---------
MACHINERY (1.0%)
  Caterpillar                                              29,000          2,197
                                                                       ---------
MANUFACTURING (3.3%)
  General Electric                                        211,049          7,300
                                                                       ---------
MEASURING DEVICES (1.4%)
  Danaher                                                  47,000          3,013
                                                                       ---------
MEDICAL PRODUCTS & SERVICES (1.0%)
  Zimmer Holdings*                                         34,000          2,139
                                                                       ---------
METALS (1.9%)
  Alcoa                                                   122,000          4,121
                                                                       ---------
OFFICE FURNITURE & FIXTURES (1.3%)
  3M                                                       33,000          2,819
                                                                       ---------
PETROLEUM & FUEL PRODUCTS (13.5%)
  Apache                                                   65,000          4,618
  BJ Services                                             107,000          4,071
  Chevron                                                  69,000          4,210
  Exxon Mobil                                             116,484          7,348
  GlobalSantaFe                                            40,000          2,449
  Halliburton                                              49,000          3,829
  Valero Energy                                            45,000          2,913
                                                                       ---------
                                                                          29,438
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets                                           [LOGO OMITTED]
APRIL 30, 2006 (UNAUDITED)

                                                          Shares/
LARGE CAP CORE                                          Face Amount      Value
EQUITY FUND (CONCLUDED)                                    (000)         (000)
--------------------------------------------------------------------------------

PHARMACEUTICALS (3.1%)
  Amgen*                                                   55,000     $   3,724
  Genentech*                                               37,000         2,949
                                                                      ---------
                                                                          6,673
                                                                      ---------
RAILROADS (1.5%)
  Burlington Northern Santa Fe                             42,000         3,340
                                                                      ---------
RETAIL (8.7%)
  Home Depot                                               81,000         3,234
  Nordstrom                                               126,000         4,830
  Target                                                   60,000         3,186
  Wal-Mart Stores                                          92,900         4,183
  Walgreen                                                 85,000         3,564
                                                                      ---------
                                                                         18,997
                                                                      ---------
SEMI-CONDUCTORS/INSTRUMENTS (2.9%)
  Intel                                                   164,000         3,277
  Texas Instruments                                        85,000         2,950
                                                                      ---------
                                                                          6,227
                                                                      ---------
TELEPHONES & TELECOMMUNICATIONS (4.3%)
  Qualcomm                                                 93,000         4,775
  Verizon Communications                                  136,962         4,524
                                                                      ---------
                                                                          9,299
                                                                      ---------
TOTAL COMMON STOCK
  (Cost $181,431)                                                       214,316
                                                                      ---------
FOREIGN STOCK (0.8%)
PHARMACEUTICALS (0.8%)
  Teva Pharmaceutical Industries                           41,000         1,660
                                                                      ---------
TOTAL FOREIGN STOCK
  (Cost $1,230)                                                           1,660
                                                                      ---------
MONEY MARKET FUND (0.0%)
  SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 4.79% (1)                                       85,368            85
                                                                      ---------
TOTAL MONEY MARKET FUND
  (Cost $85)                                                                 85
                                                                      ---------
REPURCHASE AGREEMENT (0.6%)
  Merrill Lynch
     4.440%, dated 04/28/06,
     to be repurchased on
     05/01/06, repurchase price
     $1,216,066 (collateralized
     by various FNMA/FHLMC
     obligations, ranging in par
     value $22,000 - $50,000,000,
     0.800% - 7.500%, 10/25/11 -
     07/25/33, with a total market
     value $1,239,929)                                  $   1,215         1,215
                                                                      ---------
TOTAL REPURCHASE AGREEMENT
  (Cost $1,215)                                                           1,215
                                                                      ---------

                                                                         Value
                                                                         (000)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (99.8%)
  (Cost $183,961)                                                     $ 217,276
                                                                      ---------
OTHER ASSETS AND LIABILITIES (0.2%)
  Payable for Investment Securities
     Purchased                                                           (1,495)
  Investment Advisory Fees Payable                                         (108)
  Income Distribution Payable                                              (107)
  Payable for Fund Shares Redeemed                                         (101)
  Administration Fees Payable                                               (24)
  Chief Compliance Officer Fees Payable                                      (7)
  Distribution Fees Payable                                                  (7)
  Trustees' Fees Payable                                                     (6)
  Other Assets and Liabilities, Net                                       2,347
                                                                      ---------
TOTAL OTHER ASSETS AND LIABILITIES                                          492
                                                                      ---------
NET ASSETS -- 100.0%                                                  $ 217,768
                                                                      =========
NET ASSETS:
  Paid-In-Capital (unlimited
     authorization -- no par value)                                     183,275
  Distribution in excess of net
     investment income                                                       (9)
  Accumulated net realized gain
     on investments                                                       1,187
  Net unrealized appreciation
     on investments                                                      33,315
                                                                      ---------
NET ASSETS                                                            $ 217,768
                                                                      =========
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Shares
  ($209,966,172 / 18,952,317 shares)                                     $11.08
                                                                         ======
Net Asset Value and Redemption
  Price Per Share -- Class A Shares
  ($3,966,334 / 359,277 shares)                                          $11.04
                                                                         ======
Maximum Offering Price Per Share --
  Class A Shares ($11.04 / 94.25%) (A)                                   $11.71
                                                                         ======
Net Asset Value and Redemption
  Price Per Share -- Class B Shares
  ($1,248,698 / 114,725 shares) (B)                                      $10.88
                                                                         ======
Net Asset Value and Redemption
  Price Per Share -- Class C Shares
  ($2,586,920 / 237,608 shares) (B)                                      $10.89
                                                                         ======
Maximum Offering Price Per Share --
  Class C Shares ($10.89 / 99.00%) (A)                                   $11.00
                                                                         ======

* NON-INCOME PRODUCING SECURITY.
(1)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
(A)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.
(B) CLASS B AND CLASS C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

      Energy                      17.8%
      Health Care                 15.8%
      Financials                  11.7%
      Cash Equivalents            10.8%
      Consumer Discretionary       9.8%
      Industrials                  9.4%
      Basic Materials              8.8%
      Information Technology       5.3%
      Consumer Staples             5.3%
      Utilities                    5.3%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------

                                                                          Value
MID CAP VALUE FUND                                          Shares        (000)
--------------------------------------------------------------------------------

COMMON STOCK (74.6%)
AGRICULTURE (3.1%)
  Bunge                                                     62,400     $   3,329
                                                                       ---------
APPAREL/TEXTILES (0.6%)
  Tommy Hilfiger*                                           35,000           583
                                                                       ---------
CABLE TELEVISION (1.1%)
  Comcast*                                                  38,400         1,188
                                                                       ---------
CHEMICALS (5.1%)
  Agrium                                                    86,300         2,228
  International Flavors &
     Fragrances                                             92,500         3,268
                                                                       ---------
                                                                           5,496
                                                                       ---------
DIVERSIFIED UTILITIES (5.3%)
  Constellation Energy Group                                37,500         2,060
  Mirant Corporation Cmn*                                   85,500         2,100
  SCANA                                                     39,000         1,526
                                                                       ---------
                                                                           5,686
                                                                       ---------
ELECTRICAL EQUIPMENT (0.6%)
  American Power Conversion                                 27,100           603
                                                                       ---------
FINANCIAL SERVICES (2.8%)
  eFunds*                                                  117,700         3,030
                                                                       ---------
FOOD, BEVERAGE & TOBACCO (1.7%)
  JM Smucker                                                46,800         1,837
                                                                       ---------
HEALTH CARE (13.4%)
  Gentiva Health Services*                                  38,000           644
  Health Net*                                               36,700         1,494
  Hospira*                                                  91,800         3,539
  Laboratory Corp of America
     Holdings*                                              23,100         1,319
  Medco Health Solutions*                                   53,261         2,835
  Medimmune*                                               120,600         3,795
  Quest Diagnostics                                         13,000           724
                                                                       ---------
                                                                          14,350
                                                                       ---------

                                                                          Value
                                                            Shares        (000)
--------------------------------------------------------------------------------

INSURANCE (10.2%)
  Arch Capital Group*                                       83,200     $   5,054
  Unitrin                                                   63,700         3,112
  UnumProvident                                             27,700           563
  Willis Group Holdings                                     63,900         2,246
                                                                       ---------
                                                                          10,975
                                                                       ---------
LABORATORY EQUIPMENT (2.6%)
  Thermo Electron*                                          70,800         2,729
                                                                       ---------
MEDIA (3.5%)
  Discovery Holding, Cl A*                                  75,100         1,119
  EW Scripps, Cl A                                          57,900         2,668
                                                                       ---------
                                                                           3,787
                                                                       ---------
OIL & GAS SERVICES (5.8%)
  BJ Services                                               15,000           571
  Gulfmark Offshore*                                        19,600           537
  Input/Output*                                            108,200         1,090
  Newpark Resources*                                       409,500         2,727
  SEACOR Holdings*                                           8,600           761
  Transocean*                                                6,300           511
                                                                       ---------
                                                                           6,197
                                                                       ---------
PAPER & PAPER PRODUCTS (0.3%)
  Schweitzer-Mauduit
     International                                          14,000           339
                                                                       ---------
PETROLEUM & FUEL PRODUCTS (8.6%)
  Delta Petroleum*                                         188,600         3,778
  Petroleum Development*                                    53,600         2,144
  Remington Oil & Gas*                                      76,500         3,336
                                                                       ---------
                                                                           9,258
                                                                       ---------
RAILROADS (1.5%)
  Trinity Industries                                        25,300         1,607
                                                                       ---------
REAL ESTATE INVESTMENT TRUSTS (1.6%)
  iStar Financial                                           43,900         1,680
                                                                       ---------
RETAIL (2.2%)
  Saks*                                                     35,600           717
  Triarc, Cl A                                              94,600         1,642
                                                                       ---------
                                                                           2,359
                                                                       ---------
TELEPHONES & TELECOMMUNICATIONS (2.5%)
  CommScope*                                                81,900         2,707
                                                                       ---------
TRANSPORTATION SERVICES (2.1%)
  Laidlaw International                                     54,000         1,336
  SIRVA*                                                    90,250           853
                                                                       ---------
                                                                           2,189
                                                                       ---------
TOTAL COMMON STOCK
  (Cost $60,083)                                                          79,929
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets                                           [LOGO OMITTED]
APRIL 30, 2006 (UNAUDITED)

                                                     Shares/
MID CAP VALUE FUND                                 Face Amount          Value
(CONCLUDED)                                           (000)             (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK (15.2%)
AGRICULTURE (0.5%)
  Pan Fish Asa*                                      515,400         $      522
                                                                     ----------
BUILDING & CONSTRUCTION (0.9%)
  Chicago Bridge & Iron -
    New York Shares                                   40,000                959
                                                                     ----------
CHEMICALS (3.4%)
  Nova Chemicals                                     122,500              3,633
                                                                     ----------
ENTERTAINMENT (2.5%)
 Lions Gate Entertainment*                           274,900              2,686
                                                                     ----------
METAL/MINING OTHER (0.6%)
  Paladin Resources*                                 202,500                719
                                                                     ----------
PETROLEUM & FUEL PRODUCTS (1.9%)
  Calfrac Well Services                               63,300              2,039
                                                                     ----------
TRANSPORTATION SERVICES (5.4%)
  Golar LNG*                                          69,900              1,001
  Keppel ADR                                         247,500              4,789
                                                                     ----------
                                                                          5,790
                                                                     ----------
TOTAL FOREIGN COMMON STOCK
  (Cost $13,989)                                                         16,348
                                                                     ----------
MONEY MARKET FUNDS (1) (2.7%)
  SEI Daily Income Trust,
     Government Fund,
     Cl A, 4.66%                                   1,190,985              1,191
  SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 4.79%                                   1,658,155              1,658
                                                                     ----------
TOTAL MONEY MARKET FUNDS
  (Cost $2,849)                                                           2,849
                                                                     ----------
REPURCHASE AGREEMENT (8.1%)
  Merrill Lynch
     4.440%, dated 04/28/06,
     to be repurchased on
     05/01/06, repurchase price
     $8,632,453 (collateralized
     by various FNMA/FHLMC
     obligations, ranging in par
     value $391,406 - $50,000,000,
     3.040% - 8.000%, 10/15/12 -
     03/25/33, with a total market
     value $8,801,846)                            $    8,629              8,629
                                                                     ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $8,629)                                                           8,629
                                                                     ----------
TOTAL INVESTMENTS (100.6%)
  (Cost $85,550)                                                        107,755
                                                                     ==========

                                                                        Value
                                                                        (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES (-0.6%)
  Payable for Investment Securities
     Purchased                                                       $     (525)
  Payable for Fund Shares Redeemed                                         (170)
  Investment Advisory Fees Payable                                          (66)
  Distribution Fees Payable                                                 (18)
  Administration Fees Payable                                               (12)
  Chief Compliance Officer Fees Payable                                      (2)
  Trustees' Fees Payable                                                     (1)
  Other Assets and Liabilities, Net                                         191
                                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES                                         (603)
                                                                     ----------
NET ASSETS -- 100.0%                                                 $  107,152
                                                                     ==========
NET ASSETS:
  Paid-In-Capital (unlimited
     authorization -- no par value)                                      81,536
  Distribution in excess of net
     investment income                                                     (109)
  Accumulated net realized gain
     on investments                                                       3,522
  Net unrealized appreciation
     on investments                                                      22,205
  Net unrealized depreciation on foreign
     currencies and translation of other
     assets and liabilities denominated in
     foreign currencies                                                      (2)
                                                                     ----------
NET ASSETS                                                           $  107,152
                                                                     ==========
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Shares
  ($84,592,373 / 5,573,109 shares)                                   $    15.18
                                                                     ==========
Net Asset Value and Redemption
  Price Per Share -- Class A Shares
  ($4,720,535 / 312,915 shares)                                          $15.09
                                                                         ======
Maximum Offering Price Per Share --
  Class A Shares ($15.09 / 94.25%) (A)                                   $16.01
                                                                         ======
Net Asset Value, Offering and Redemption
  Price Per Share -- Class B Shares
  ($6,545,555 / 445,385 shares) (B)                                      $14.70
                                                                         ======
Net Asset Value Per Share -- Class C Shares
  ($11,293,218 / 767,578 shares) (B)                                     $14.71
                                                                         ======
Maximum Offering Price Per Share --
  Class C Shares ($14.71 / 99.00%) (A)                                   $14.86
                                                                         ======


* NON-INCOME PRODUCING SECURITY.

(1)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
(A)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.
(B) CLASS B AND CLASS C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LNG -- LIQUIFIED NATURAL GAS

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

      Corporate Obligations                     38.6%
      U.S. Government Agency Obligations        29.2%
      U.S. Treasury Obligations                 29.0%
      Cash Equivalent                            3.2%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------

                                                           Face
INTERMEDIATE-TERM                                          Amount        Value
BOND FUND                                                  (000)         (000)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (38.3%)
AUTOMOTIVE (3.5%)
  DaimlerChrysler
     4.050%, 06/04/08                                    $   5,000     $   4,853
                                                                       ---------
BANKS (2.7%)
  Bank Of America
     4.875%, 01/15/13                                        4,000         3,828
                                                                       ---------
CHEMICALS (2.2%)
  Dow Chemical
     5.750%, 12/15/08                                        3,000         3,029
                                                                       ---------
COMPUTERS - HARDWARE (2.1%)
  Hewlett-Packard
     3.625%, 03/15/08                                        3,000         2,907
                                                                       ---------
FINANCIAL SERVICES (8.5%)
  CIT Group, MTN
     4.750%, 12/15/10                                        3,000         2,895
  Goldman Sachs Group
     5.000%, 01/15/11                                        3,000         2,926
  HSBC Finance
     5.250%, 01/14/11                                        3,000         2,957
  Lehman Brothers Holdings
     6.625%, 01/18/12                                        3,000         3,142
                                                                       ---------
                                                                          11,920
                                                                       ---------
FOOD, BEVERAGE & TOBACCO (2.2%)
  Coca-Cola Enterprises
     6.125%, 08/15/11                                        3,000         3,090
                                                                       ---------
MANUFACTURING (3.5%)
  GE
     5.000%, 02/01/13                                        5,000         4,834
                                                                       ---------
METALS (3.0%)
  Alcoa
     4.250%, 08/15/07                                        4,210         4,145
                                                                       ---------
PETROLEUM REFINING (3.5%)
  Marathon Oil
     5.375%, 06/01/07                                        5,000         5,002
                                                                       ---------

                                                            Face
                                                           Amount        Value
                                                            (000)        (000)
--------------------------------------------------------------------------------

PHARMACEUTICALS (2.0%)
  Abbott Laboratories
     3.500%, 02/17/09                                    $   3,000     $   2,861
                                                                       ---------
SPECIALTY MACHINERY (2.9%)
  Honeywell
     7.000%, 03/15/07                                        4,080         4,131
                                                                       ---------
TELEPHONES & TELECOMMUNICATIONS (2.2%)
  SBC Communications
     6.125%, 02/15/08                                        3,000         3,020
                                                                       ---------
TOTAL CORPORATE OBLIGATIONS
  (Cost $55,135)                                                          53,620
                                                                       ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (28.9%)
FHLMC (14.1%)
     5.750%, 03/15/09                                        5,000         5,075
     5.125%, 11/01/10                                        5,000         4,929
     4.250%, 07/15/09                                       10,000         9,731
                                                                       ---------
                                                                          19,735
                                                                       ---------
FNMA (14.1%)
     7.000%, 05/01/11                                           59            60
     5.500%, 03/15/11                                        5,000         5,046
     5.250%, 01/15/09                                        5,000         5,012
     4.250%, 05/15/09                                        5,000         4,877
     3.300%, 06/02/09                                        5,000         4,738
                                                                       ---------
                                                                          19,733
                                                                       ---------
FNMA, MTN (0.7%)
     6.875%, 09/10/12                                        1,000         1,018
                                                                       ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $41,929)                                                          40,486
                                                                       ---------
U.S. TREASURY OBLIGATIONS (28.7%)
  U.S. Treasury Notes
     5.750%, 08/15/10                                        7,000         7,228
     5.000%, 08/15/11                                       10,000        10,039
     4.750%, 05/15/14                                        4,000         3,926
     4.375%, 08/15/12                                       10,000         9,681
     3.875%, 02/15/13                                       10,000         9,362
                                                                       ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $42,050)                                                          40,236
                                                                       ---------


    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets                                           [LOGO OMITTED]
APRIL 30, 2006 (UNAUDITED)

                                                          Face
INTERMEDIATE-TERM                                        Amount          Value
BOND FUND (CONCLUDED)                                    (000)           (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (3.2%)
  Merrill Lynch
     4.440%, dated 04/28/06,
     to be repurchased on
     05/01/06, repurchase price
     $4,502,944 (collateralized
     by various FNMA/FHLMC
     obligations, ranging in par
     value $317,308 - $42,312,000,
     0.000% - 8.000%, 07/15/13 -
     11/15/32, with a total market
     value $4,591,304)                                 $   4,501       $  4,501
                                                                       --------
TOTAL REPURCHASE AGREEMENT
  (Cost $4,501)                                                           4,501
                                                                       --------
TOTAL INVESTMENTS (99.1%)
  (Cost $143,615)                                                       138,843
                                                                       --------
OTHER ASSETS AND LIABILITIES (0.9%)
  Income Distribution Payable                                              (401)
  Investment Advisory Fees Payable                                          (52)
  Payable for Fund Shares Redeemed                                          (31)
  Administration Fees Payable                                               (16)
  Chief Compliance Officer Fees Payable                                      (8)
  Trustees' Fees Payable                                                     (5)
  Distribution Fees Payable                                                  (2)
  Other Assets and Liabilities, Net                                       1,787
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                        1,272
                                                                       --------
NET ASSETS -- 100.0%                                                   $140,115
                                                                       ========
NET ASSETS:
  Paid-In-Capital (unlimited
     authorization -- no par value)                                     146,131
  Undistributed net investment income                                         2
  Accumulated net realized loss
     on investments                                                      (1,246)
  Net unrealized depreciation
     on investments                                                      (4,772)
                                                                       --------
NET ASSETS                                                             $140,115
                                                                       ========

                                                                         Value
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Shares
  ($137,893,358 / 14,466,390 shares)                                      $9.53
                                                                          =====
Net Asset Value and Redemption
  Price Per Share -- Class A Shares
  ($1,560,934 / 163,600 shares)                                           $9.54
                                                                          =====
Maximum Offering Price Per Share --
  Class A Shares ($9.54 / 95.50%) (A)                                     $9.99
                                                                          =====
Net Asset Value, Offering and Redemption
  Price Per Share -- Class B Shares
  ($660,901 / 69,324 shares) (B)                                          $9.53
                                                                          =====

(A)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.
(B) CLASS B SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

      Revenue Bonds                  48.0%
      General Obligations            47.1%
      Cash Equivalents                4.9%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------

                                                            Face
GEORGIA MUNICIPAL                                          Amount         Value
BOND FUND                                                  (000)          (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (96.3%)
  Atlanta, Metropolitan Atlanta
     Rapid Transit Authority,
     Sales Tax Revenue, Ser A,
     RB, MBIA
         5.500%, 07/01/14                                $     200     $     205
  Atlanta, Water & Sewer
     Authority, RB, ETM
         6.000%, 01/01/11                                      250           274
  Atlanta, Water & Waste Water
     Authority, Ser A, RB, FGIC,
     Pre-Refunded @ 101 (A)
         5.000%, 11/01/38                                    1,000         1,046
  Augusta, Water & Sewer
     Revenue, RB, FSA
         5.250%, 10/01/13                                      250           268
  Bibb County, Development
     Authority, Wesleyan College
     Project, RB, AMBAC
         4.700%, 10/01/11                                      300           313
  Bulloch County, Development
     Authority, Georgia Southern
     University Project, RB,
     AMBAC
         5.000%, 08/01/16                                      500           522
  Burke County, Development
     Authority of Pollution
     Control, Vogtle Project, RB
         4.450%, 01/01/32                                      500           507
  Chatham County Georgia
     School District, Non-callable
         5.250%, 08/01/14                                    1,000         1,082
  Cherokee County Georgia
     School System, GO
         4.000%, 08/01/15                                    1,000           989
  Cherokee County Georgia,
     Non-callable
         5.000%, 11/01/11                                    1,000         1,060
  Cherokee County, School
     District, GO
         5.250%, 08/01/16                                    1,200         1,282
         5.000%, 02/01/12                                      685           726
  Cherokee County, Water &
     Sewer Authority, RB, FSA
         4.500%, 08/01/13                                      500           516

                                                            Face
                                                           Amount        Value
                                                           (000)         (000)
--------------------------------------------------------------------------------

  Clayton County, Hospital
    Authority, Southern Regional
    Medical Center Project,
    RB, MBIA
         5.250%, 08/01/11                                $     300     $     323
  Clayton County, Water
    Authority, RB
         5.250%, 05/01/15                                    1,500         1,623
         4.500%, 05/01/10                                      280           288
  Cobb County, GO
         5.000%, 01/01/13                                    1,000         1,065
  Cobb County, Hospital
    Authority, Anticipation
    Certificates, Ser B, RB
         4.300%, 04/01/10                                      275           279
  Cobb County, Hospital
    Authority, Anticipation
    Certificates, Ser R, RB
         5.250%, 04/01/15                                      700           755
  Cobb County, Water
    Authority, RB
         5.125%, 11/01/19                                    1,000         1,068
  Cobb-Marietta, Coliseum &
    Exhibit Hall Authority, RB
         5.000%, 01/01/15                                    1,000         1,059
  Cobb-Marietta, Coliseum &
    Exhibit Hall Authority,
    RB, MBIA
         5.000%, 10/01/10                                      380           401
  College Park, Business &
    Industrial Development
    Authority, Civic Center
    Project, RB, AMBAC
         5.500%, 09/01/11                                      300           327
  Columbus, Building Lease
    Authority, Ser A, RB
         5.250%, 01/01/17                                      705           763
         4.125%, 01/01/13                                      500           505
  De Kalb County, Special
    Transportation Parks &
    Greenspace, GO
         5.000%, 12/01/15                                    1,000         1,071
  De Kalb County, Water &
    Sewer Authority, RB
         4.625%, 10/01/11                                      200           207
         4.500%, 10/01/10                                      450           465
  Downtown Savannah Authority,
    Stormwater Capital Imports
    Project, RB
         4.600%, 08/01/11                                      600           610
  Fayette County, Water
    Authority, RB, FSA
         4.400%, 10/01/13                                      275           281
  Floyd County, Water Authority,
    RB, AMBAC
         4.350%, 11/01/12                                      170           173

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets                                           [LOGO OMITTED]
APRIL 30, 2006 (UNAUDITED)

                                                            Face
GEORGIA MUNICIPAL                                          Amount        Value
BOND FUND (CONTINUED)                                      (000)         (000)
--------------------------------------------------------------------------------

Forsyth County, GO
     5.250%, 03/01/13                                    $   1,000     $   1,077
Forsyth County, School District,
  GO
     5.125%, 07/01/15                                          500           530
     4.250%, 07/01/10                                          375           382
Fulton County, Development
  Authority, Technology
  Foundation Facilities Project,
  Ser A, RB
     4.500%, 11/01/10                                          100           103
Fulton County, Development
  Authority, Technology
  Foundation Facilities Project,
  Ser B, RB, MBIA
     5.000%, 09/01/12                                          250           258
Fulton County, Water & Sewer
  Authority, RB, FGIC
     5.250%, 01/01/11                                          250           260
     5.250%, 01/01/12                                          300           312
     5.250%, 01/01/13                                          100           104
Georgia State Prerefund-Ser B,
  GO, Callable
  07/01/2011 @ 100
     5.000%, 07/01/14                                          470           498
Georgia State, De Kalb County
  Georgia Water & Sewer, RB
     5.000% 10/01/12                                         1,000         1,064
Georgia State, Environmental
  Facilities Authority, Water &
  Waste Water Project, RB
     4.700%, 07/01/11                                          500           511
Georgia State, GO, ETM-Ser D
     7.400%, 08/01/07                                           15            16
Georgia State, GO, Unrefunded
  Balance-Ser C
     6.500%, 04/01/08                                          400           421
Georgia State, GO, Unrefunded
  Balance-Ser D
     7.400%, 08/01/07                                          485           507
Georgia State, Municipal
  Electric Authority, Project
  One-Sub-Ser A, RB,
     5.125%, 01/01/11                                          430           438
Georgia State, Municipal
  Electric Authority, Project
  One-Sub-Ser A, RB, Pre-
  Refunded @ 101 (A)
     5.125%, 01/01/11                                           70            71

                                                           Face
                                                          Amount         Value
                                                          (000)          (000)
--------------------------------------------------------------------------------

Georgia State, Municipal Gas
  Authority, Buford Project,
  RB, FSA
     5.600%, 11/01/13                                   $     300      $     324
     5.500%, 11/01/11                                         200            216
     4.700%, 11/01/08                                         215            220
Georgia State, Municipal Gas
  Authority, City of Toccoa
  Project, RB, AMBAC
     4.250%, 06/01/09                                         200            203
Georgia State, Private Colleges
  & Universities Authority,
  Emory University Project,
  Ser A, RB
     5.000%, 11/01/11                                         300            318
     4.700%, 11/01/11                                         500            515
Georgia State, Private Colleges
  & Universities Authority,
  Mercer University Project,
  Ser A, RB
     4.750%, 10/01/11                                         300            299
  Georgia State, Ser B, GO
     5.000%, 05/01/19                                       1,000          1,062
  Georgia State, Ser C, GO
     6.250%, 08/01/13                                       2,000          2,287
Georgia State, Ser D, GO
     5.250%, 10/01/15                                       1,500          1,636
Georgia State, Ser D, GO,
  Pre-Refunded @ 100 (A)
     5.750%, 10/01/15                                         700            758
Georgia State, Tollway
  Authority, Georgia 400
  Project, RB
     4.500%, 07/01/11                                         250            259
Georgia State, Unrefunded-
  Ser B, GO,
  Callable 07/01/11 @ 100
     5.000%, 07/01/14                                         530            556
Gwinnett County, School
  District, GO
     5.000%, 02/01/11                                       1,000          1,055
     5.000%, 02/01/14                                         500            530
Gwinnett County, Water &
 Sewer Authority, RB
     4.000%, 08/01/13                                       1,000          1,005
Gwinnett County, Water &
  Sewer Authority, Ser B, RB
     4.750%, 08/01/16                                       1,000          1,034
Henry County, School District,
  GO
     5.200%, 08/01/10                                         500            528
Henry County, Water & Sewer
  Authority, RB
     5.125%, 02/01/19                                       1,045          1,111


    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2006 (UNAUDITED)

                                                      Shares/Face
GEORGIA MUNICIPAL                                       Amount          Value
BOND FUND (CONCLUDED)                                    (000)          (000)
-------------------------------------------------------------------------------

  Jackson County Georgia
     School District,
     Callable 03/01/15 @ 100
        5.000%, 03/01/16                                $   1,000     $   1,059
  Laurens County Georgia School
     District, Sales Tax Bonds, GO
        3.750%, 05/01/12                                    1,000           999
  Monroe, Utility Revenue
     Authority, RB, FSA
        4.500%, 12/01/12                                      500           518
  Newton County, School
     District, GO,
     Callable 02/01/13 @ 101
        5.000%, 02/01/15                                    1,000         1,050
  Private College & Universities
     Authority RB, Emory
     University, Ser A
        5.000%, 09/01/13                                    1,000         1,064
  Roswell, GO
        5.500%, 02/01/12                                      770           814
  Tift County, Hospital Authority,
     Ser A, RB
        4.000%, 12/01/12                                      500           501
                                                                      ---------
TOTAL MUNICIPAL BONDS
  (Cost $46,515)                                                         46,526
                                                                      ---------
MONEY MARKET FUNDS (1) (5.0%)
  SEI Tax Exempt Trust,
     Institutional Tax-Free Fund,
     Cl A, 3.38%                                        1,710,069         1,710
  SEI Tax Exempt Trust,
     Tax-Free Fund,
     Cl A, 3.27%                                          700,593           701
                                                                      ---------
TOTAL MONEY MARKET FUNDS
  (Cost $2,411)                                                           2,411
                                                                      ---------
TOTAL INVESTMENTS (101.3%)
  (Cost $48,926)                                                         48,937
                                                                      ---------


                                                                        Value
                                                                         (000)
-------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES (-1.3%)
  Payable for Investment Securities
    Purchased                                                         $  (1,064)
  Income Distribution Payable                                              (124)
  Investment Advisory Fees Payable                                          (18)
  Administrative Fees Payable                                                (9)
  Chief Compliance Officer Fees Payable                                      (3)
  Trustees' Fees Payable                                                     (2)
  Other Assets and Liabilities, Net                                         593
                                                                      ---------
TOTAL OTHER ASSETS AND LIABILITIES                                         (627)
                                                                      ---------
NET ASSETS -- 100.0%                                                  $  48,310
                                                                      =========
NET ASSETS:
  Paid-In-Capital (unlimited
    authorization -- no par value)                                       48,204
  Accumulated net realized gain
    on investments                                                           95
  Net unrealized appreciation
    on investments                                                           11
                                                                      ---------
NET ASSETS                                                            $  48,310
                                                                      =========

Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Shares
  ($47,572,756 / 4,908,980 shares)                                       $ 9.69
                                                                         ======
Net Asset Value and Redemption
  Price Per Share -- Class A Shares
  ($737,595 / 76,108 shares)                                             $ 9.69
                                                                         ======
Maximum Offering Price Per Share --
  Class A Shares ($9.69 / 95.50%) (B)                                    $10.15
                                                                         ======

(1)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.

(B)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES


    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statements of Operations (000)                                    [LOGO OMITTED]

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

                                                              LARGE CAP        MID CAP     INTERMEDIATE-TERM      GEORGIA
                                                             CORE EQUITY        VALUE            BOND            MUNICIPAL
                                                                 FUND            FUND            FUND            BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividend Income ....................................         $ 1,889          $  388          $    --            $   --
  Interest Income ....................................              51             198            3,013             1,037
  Less: Foreign Taxes Withheld .......................              (1)             (7)              --                --
---------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income ...........................           1,939             579            3,013             1,037
---------------------------------------------------------------------------------------------------------------------------------

Expenses:
  Investment Advisory Fees ...........................             647             398              329               119
  Administration Fees ................................             146              72               99                57
  Distribution Fees -- Class A Shares ................               5               6                2                 1
  Distribution Fees -- Class B Shares ................               7              32                4                --
  Distribution Fees -- Class C Shares ................              13              52               --                --
  Trustees' Fees .....................................              10               4                7                 3
  Chief Compliance Officer Fees ......................               4               1                5                 2
  Transfer Agent Fees ................................              55              57               40                21
  Professional Fees ..................................              43              19               29                10
  Registration Fees ..................................              21              18               16                 3
  Printing Fees ......................................              13               6                6                 3
  Custodian Fees .....................................               8               6                6                 3
  Other Fees .........................................               6               2                6                 9
---------------------------------------------------------------------------------------------------------------------------------
   Net Expenses ......................................             978             673              549               231
---------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss) ......................             961             (94)           2,464               806
---------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on:
  Net Realized Gain (Loss) on Investments ............           6,845           3,530             (831)               95
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and Foreign
    Currency Transactions ............................           9,794           5,828           (1,082)             (609)
---------------------------------------------------------------------------------------------------------------------------------
  Total Net Realized and Unrealized Gain (Loss) on
    Investments and Foreign Currency Transactions ....          16,639           9,358           (1,913)             (514)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
    Resulting from Operations ........................         $17,600          $9,264          $   551            $  292
=================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2005

                                                                                       LARGE CAP                   MID CAP
                                                                                      CORE EQUITY                   VALUE
                                                                                          FUND                       FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 11/01/05      11/01/04      11/01/05     11/01/04
                                                                               TO 04/30/06   TO 10/31/05   TO 04/30/06   TO 10/31/05
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income (Loss) ...........................................     $     961     $   2,624     $     (94)    $    (452)
   Net Realized Gain (Loss) on Investments, Foreign Currency
      Transactions, and Payment by Affiliate ..............................         6,845         4,539         3,530        15,094
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ......................................................         9,794         9,584         5,828         2,037
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations ..................        17,600        16,747         9,264        16,679
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
      Institutional Shares ................................................          (950)       (2,521)          (17)         (459)
      Class A Shares ......................................................           (14)          (69)           --           (28)
      Class B Shares ......................................................            (2)           (7)           --            --
      Class C Shares ......................................................            (5)          (17)           --            --
   Realized Capital Gains:
      Institutional Shares ................................................            --            --       (11,821)       (2,969)
      Class A Shares ......................................................            --            --          (587)         (261)
      Class B Shares ......................................................            --            --          (858)         (215)
      Class C Shares ......................................................            --            --        (1,325)         (291)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions ......................................          (971)       (2,614)      (14,608)       (4,223)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
      Issued ..............................................................        18,136        33,759        10,740        28,855
      In Lieu of Dividends and Distributions ..............................            26           149         3,401           927
      Redeemed ............................................................       (33,644)      (57,194)      (11,606)      (19,275)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Institutional Share Transactions ....................................       (15,482)      (23,286)        2,535        10,507
------------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
      Issued ..............................................................           110         1,411           468         1,361
      In Lieu of Dividends and Distributions ..............................            12            65           497           259
      Redeemed ............................................................          (661)       (6,684)         (588)       (3,990)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Share Transactions ......          (539)       (5,208)          377        (2,370)
------------------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
      Issued ..............................................................            27            45           262         1,045
      In Lieu of Dividends and Distributions ..............................             2             7           778           196
      Redeemed ............................................................          (217)         (396)         (426)         (332)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Share Transactions ......          (188)         (344)          614           909
------------------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
      Issued ..............................................................           167           207         2,404         2,905
      In Lieu of Dividends and Distributions ..............................             4            14         1,070           237
      Redeemed ............................................................          (454)       (1,523)         (716)       (1,400)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Share Transactions ......          (283)       (1,302)        2,758         1,742
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Share Transactions .....................       (16,492)      (30,140)        6,284        10,788
------------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ...................................           137       (16,007)          940        23,244
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ....................................................       217,631       233,638       106,212        82,968
   End of Period ..........................................................     $ 217,768     $ 217,631     $ 107,152     $ 106,212
====================================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income) ..................     $      (9)    $       1    $    (109)     $      (6)
------------------------------------------------------------------------------------------------------------------------------------

(1) See Note 7 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [LOGO OMITTED]

                                                                                   INTERMEDIATE-TERM                GEORGIA
                                                                                         BOND                      MUNICIPAL
                                                                                         FUND                      BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                11/01/05       11/01/04      11/01/05     11/01/04
                                                                               TO 4/30/06     TO 4/31/05   TO 10/30/06   TO 04/31/05
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income (Loss) ...........................................    $   2,464      $   5,759      $    806      $  1,851
   Net Realized Gain (Loss) on Investments, Foreign Currency
      Transactions, and Payment by Affiliate ..............................         (831)          (415)           95           248
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ......................................................       (1,082)        (6,426)         (609)       (2,097)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations ..................          551         (1,082)          292             2
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
      Institutional Shares ................................................       (2,429)        (5,649)         (797)       (1,832)
      Class A Shares ......................................................          (25)           (94)          (10)          (20)
      Class B Shares ......................................................           (8)           (19)           --            --
      Class C Shares ......................................................           --             --            --            --
   Realized Capital Gains:
      Institutional Shares ................................................           --         (2,908)         (245)          (83)
      Class A Shares ......................................................           --            (62)           (3)           (1)
      Class B Shares ......................................................           --            (16)           --            --
      Class C Shares ......................................................           --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions ......................................       (2,462)        (8,748)       (1,055)       (1,936)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
      Issued ..............................................................       18,768         34,097         3,828         7,121
      In Lieu of Dividends and Distributions ..............................           73            366             1             3
      Redeemed ............................................................      (37,764)       (49,087)       (9,735)      (12,672)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets fromInstitutional Share Transactions .      (18,923)       (14,624)       (5,906)       (5,548)
------------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
      Issued ..............................................................          120            771             7           148
      In Lieu of Dividends and Distributions ..............................           22            144             7            12
      Redeemed ............................................................         (526)        (3,451)           (5)          (89)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Share Transactions ......         (384)        (2,536)            9            71
------------------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
      Issued ..............................................................            5             28            --            --
      In Lieu of Dividends and Distributions ..............................            7             32            --            --
      Redeemed ............................................................          (97)          (307)           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Share Transactions ......          (85)          (247)           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
      Issued ..............................................................           --             --            --            --
      In Lieu of Dividends and Distributions ..............................           --             --            --            --
      Redeemed ............................................................           --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Share Transactions ......           --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Share Transactions .....................      (19,392)       (17,407)       (5,897)       (5,477)
------------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ...................................      (21,303)       (27,237)       (6,660)       (7,411)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ....................................................      161,418        188,655        54,970        62,381
   End of Period ..........................................................    $ 140,115      $ 161,418      $ 48,310      $ 54,970
====================================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income) ..................    $       2      $      --      $     --      $      1
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE PERIODS ENDED APRIL 30, 2006 (UNAUDITED) AND OCTOBER 31


                      NET                   REALIZED AND                                                                    NET
                     ASSET         NET       UNREALIZED                  DIVIDENDS     DISTRIBUTIONS        TOTAL          ASSET
                     VALUE,    INVESTMENT       GAINS          TOTAL     FROM NET      FROM REALIZED      DIVIDENDS       VALUE,
                   BEGINNING     INCOME      (LOSSES) ON       FROM     INVESTMENT        CAPITAL            AND            END
                   OF PERIOD     (LOSS)      SECURITIES     OPERATIONS    INCOME           GAINS        DISTRIBUTIONS    OF PERIOD
                   ---------   ----------   ------------    ----------  ----------     -------------    -------------    ---------
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006*++             $10.27       $ 0.05         $ 0.81        $ 0.86       $(0.05)         $   --           $(0.05)       $11.08
2005++                9.66         0.12 ^         0.61          0.73        (0.12)             --            (0.12)        10.27
2004                  9.39         0.07           0.27          0.34        (0.07)             --            (0.07)         9.66
2003                  8.11         0.07           1.28          1.35        (0.07)             --            (0.07)         9.39
2002                  9.82         0.06          (1.71)        (1.65)       (0.06)             --            (0.06)         8.11
2001(1)              10.00           --          (0.18)        (0.18)          --              --               --          9.82
Class A
2006*++             $10.23       $ 0.04         $ 0.81        $ 0.85       $(0.04)         $   --           $(0.04)       $11.04
2005++                9.63         0.10 ^         0.59          0.69        (0.09)             --            (0.09)        10.23
2004                  9.36         0.05           0.27          0.32        (0.05)             --            (0.05)         9.63
2003                  8.09         0.05           1.27          1.32        (0.05)             --            (0.05)         9.36
2002                  9.82         0.04          (1.73)        (1.69)       (0.04)             --            (0.04)         8.09
2001(2)              10.10           --          (0.28)        (0.28)          --              --               --          9.82
Class B
2006*++             $10.11       $   --         $ 0.79        $ 0.79       $(0.02)         $   --           $(0.02)       $10.88
2005++                9.54         0.02 ^         0.60          0.62        (0.05)             --            (0.05)        10.11
2004                  9.32        (0.02)          0.25          0.23        (0.01)             --            (0.01)         9.54
2003                  8.07        (0.01)          1.28          1.27        (0.02)             --            (0.02)         9.32
2002                  9.83           --          (1.74)        (1.74)       (0.02)             --            (0.02)         8.07
2001(3)              10.16           --          (0.33)        (0.33)          --              --               --          9.83
Class C
2006*++             $10.11       $   --         $ 0.80        $ 0.80       $(0.02)         $   --           $(0.02)       $10.89
2005++                9.55         0.02 ^         0.58          0.60        (0.04)             --            (0.04)        10.11
2004                  9.32        (0.04)          0.28          0.24        (0.01)             --            (0.01)         9.55
2003                  8.07        (0.01)          1.28          1.27        (0.02)             --            (0.02)         9.32
2002                  9.82           --          (1.73)        (1.73)       (0.02)             --            (0.02)         8.07
2001(4)               9.97           --          (0.15)        (0.15)          --              --               --          9.82
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006*++             $16.02       $   --         $ 1.34        $ 1.34       $   --**        $(2.18)          $(2.18)       $15.18
2005++               14.02        (0.04)          2.77          2.73        (0.10)          (0.63)           (0.73)        16.02
2004++               11.82         0.11           2.12          2.23        (0.03)             --            (0.03)        14.02
2003++                8.96         0.04           2.89          2.93        (0.07)             --            (0.07)        11.82
2002                  9.87         0.08          (0.98)        (0.90)          --           (0.01)           (0.01)         8.96
2001(1)              10.00           --          (0.13)        (0.13)          --              --               --          9.87
Class A
2006*++             $15.95       $(0.02)        $ 1.34        $ 1.32       $   --          $(2.18)          $(2.18)       $15.09
2005++               13.96        (0.11)          2.79          2.68        (0.06)          (0.63)           (0.69)        15.95
2004++               11.79         0.08           2.11          2.19        (0.02)             --            (0.02)        13.96
2003++                8.94         0.02           2.88          2.90        (0.05)             --            (0.05)        11.79
2002                  9.88         0.07          (1.00)        (0.93)          --           (0.01)           (0.01)         8.94
2001(4)               9.91           --          (0.03)        (0.03)          --              --               --          9.88
Class B
2006*++             $15.64       $(0.07)        $ 1.31        $ 1.24       $   --          $(2.18)          $(2.18)       $14.70
2005++               13.75        (0.20)          2.72          2.52           --           (0.63)           (0.63)        15.64
2004++               11.68        (0.03)          2.10          2.07           --**            --               --         13.75
2003++                8.88        (0.06)          2.86          2.80           --              --               --         11.68
2002                  9.88         0.01          (1.00)        (0.99)          --           (0.01)           (0.01)         8.88
2001(4)               9.91           --          (0.03)        (0.03)          --              --               --          9.88
Class C
2006*++             $15.66       $(0.07)        $ 1.30        $ 1.23       $   --          $(2.18)          $(2.18)       $14.71
2005++               13.76        (0.20)          2.73          2.53           --           (0.63)           (0.63)        15.66
2004++               11.69        (0.02)          2.09          2.07           --**            --               --         13.76
2003++                8.88        (0.06)          2.87          2.81           --              --               --         11.69
2002                  9.87         0.02          (1.00)        (0.98)          --           (0.01)           (0.01)         8.88
2001(4)               9.91           --          (0.04)        (0.04)          --              --               --          9.87

                                                                                      RATIO             RATIO
                                                NET                                  OF NET         OF EXPENSES
                                              ASSETS,               RATIO          INVESTMENT        TO AVERAGE
                                                END              OF EXPENSES      INCOME (LOSS)      NET ASSETS         PORTFOLIO
                           TOTAL             OF PERIOD           TO AVERAGE        TO AVERAGE        (EXCLUDING         TURNOVER
                          RETURN+              (000)             NET ASSETS        NET ASSETS         WAIVERS)            RATE
                          -------            ---------           ----------       -------------      -----------        ---------
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006*++                       8.38%           $209,966              0.88%               0.92%           0.88%              28.76%
2005++                        7.56             209,421              0.86                1.18 ^          0.86               34.75
2004                          3.59             219,386              0.83                0.70            0.83               25.96
2003                         16.76             200,446              0.86                0.78            0.86               23.83
2002                        (16.89)            154,860              0.88                0.69            0.88               23.81
2001(1)                      (1.80)            149,304              1.00               (0.08)           1.39                3.02
Class A
2006*++                       8.30%           $  3,966              1.13%               0.67%           1.13%              28.76%
2005++                        7.22               4,204              1.11                1.03 ^          1.11               34.75
2004                          3.37               8,901              1.08                0.45            1.08               25.96
2003                         16.43               6,567              1.11                0.49            1.11               23.83
2002                        (17.22)              1,855              1.08                0.54            1.08               23.81
2001(2)                      (2.77)                 40              1.25               (0.45)           1.66                3.02
Class B
2006*++                       7.81%           $  1,249              1.88%              (0.09)%          1.88%              28.76%
2005++                        6.46               1,335              1.86                0.20 ^          1.86               34.75
2004                          2.49               1,588              1.83               (0.30)           1.83               25.96
2003                         15.75               1,276              1.86               (0.24)           1.86               23.83
2002                        (17.75)                735              1.84               (0.21)           1.84               23.81
2001(3)                      (3.25)                 15              2.00               (0.96)           2.49                3.02
Class C
2006*++                       7.91%           $  2,587              1.88%              (0.09)%          1.88%              28.76%
2005++                        6.34               2,671              1.86                0.22 ^          1.86               34.75
2004                          2.59               3,763              1.83               (0.30)           1.83               25.96
2003                         15.74               4,028              1.86               (0.23)           1.86               23.83
2002                        (17.65)              2,679              1.82               (0.19)           1.82               23.81
2001(4)                      (1.50)                 16              2.00               (0.83)           2.40                3.02
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006*++                       9.08%           $ 84,592              1.10%               0.01%           1.10%              19.97%
2005++                       20.02***           86,367              1.09               (0.30)           1.10               53.48
2004++                       18.94              65,864              1.10                0.81            1.19               30.83
2003++                       32.85              45,420              1.10                0.21            1.35               44.99
2002                         (9.12)             38,909              1.10                1.00            1.57               36.34
2001(1)                      (1.30)             19,242              1.10               (0.22)           3.10                5.14
Class A
2006*++                       8.96%           $  4,721              1.35%              (0.25)%          1.35%              19.97%
2005++                       19.78***            4,538              1.34               (0.74)           1.35               53.48
2004++                       18.58               6,121              1.35                0.56            1.44               30.83
2003++                       32.57               3,356              1.35               (0.03)           1.60               44.99
2002                         (9.42)              1,232              1.35                1.05            1.69               36.34
2001(4)                      (0.30)                 51              1.35               (0.22)           3.37                5.14
Class B
2006*++                       8.59%           $  6,546              2.10%              (1.00)%          2.10%              19.97%
2005++                       18.80***            6,267              2.09               (1.35)           2.10               53.48
2004++                       17.74               4,653              2.10               (0.19)           2.19               30.83
2003++                       31.53               3,224              2.10               (0.80)           2.35               44.99
2002                        (10.04)              1,254              2.10                0.12            2.48               36.34
2001(4)                      (0.30)                 97              2.10               (0.72)           4.23                5.14
Class C
2006*++                       8.51%           $ 11,293              2.10%              (1.01)%          2.10%              19.97%
2005++                       18.86***            9,040              2.09               (1.33)           2.10               53.48
2004++                       17.72               6,330              2.10               (0.19)           2.19               30.83
2003++                       31.64               4,013              2.10               (0.81)           2.35               44.99
2002                         (9.95)              1,910              2.10                0.27            2.46               36.34
2001(4)                      (0.40)                 19              2.10               (0.94)           4.02                5.14

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [LOGO OMITTED]

                       NET                                                                                                    NET
                      ASSET                    REALIZED AND                  DIVIDENDS   DISTRIBUTIONS        TOTAL          ASSET
                     VALUE,          NET        UNREALIZED        TOTAL      FROM NET    FROM REALIZED      DIVIDENDS       VALUE,
                    BEGINNING    INVESTMENT   GAINS (LOSSES)      FROM      INVESTMENT      CAPITAL            AND            END
                    OF PERIOD      INCOME      ON SECURITIES   OPERATIONS     INCOME         GAINS        DISTRIBUTIONS    OF PERIOD
                    ---------      ------     --------------   ----------   ----------   -------------    -------------    ---------
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006*++              $ 9.66        $0.16          $(0.13)        $ 0.03        $(0.16)      $   --           $(0.16)        $ 9.53
2005++                10.21         0.31           (0.39)         (0.08)        (0.31)       (0.16)           (0.47)          9.66
2004                  10.41         0.30            0.05           0.35         (0.30)       (0.25)           (0.55)         10.21
2003                  10.35         0.37            0.23           0.60         (0.37)       (0.17)           (0.54)         10.41
2002                  10.13         0.43            0.23           0.66         (0.43)       (0.01)           (0.44)         10.35
2001(1)               10.00         0.02            0.13           0.15         (0.02)          --            (0.02)         10.13
Class A
2006*++              $ 9.67        $0.15          $(0.13)        $ 0.02        $(0.15)      $   --           $(0.15)        $ 9.54
2005++                10.22         0.29           (0.39)         (0.10)        (0.29)       (0.16)           (0.45)          9.67
2004                  10.43         0.28            0.04           0.32         (0.28)       (0.25)           (0.53)         10.22
2003                  10.36         0.34            0.24           0.58         (0.34)       (0.17)           (0.51)         10.43
2002(5)                9.97         0.41            0.40           0.81         (0.41)       (0.01)           (0.42)         10.36
Class B
2006*++              $ 9.67        $0.11          $(0.14)        $(0.03)       $(0.11)      $   --           $(0.11)        $ 9.53
2005++                10.21         0.21           (0.37)         (0.16)        (0.22)       (0.16)           (0.38)          9.67
2004                  10.42         0.20            0.04           0.24         (0.20)       (0.25)           (0.45)         10.21
2003                  10.36         0.26            0.23           0.49         (0.26)       (0.17)           (0.43)         10.42
2002(6)               10.21         0.33            0.16           0.49         (0.33)       (0.01)           (0.34)         10.36
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006*++              $ 9.84        $0.15          $(0.11)        $ 0.04        $(0.15)      $(0.04)          $(0.19)        $ 9.69
2005++                10.16         0.31           (0.31)            --         (0.31)      (0.01)            (0.32)          9.84
2004                  10.22         0.30            0.08           0.38         (0.30)       (0.14)           (0.44)         10.16
2003                  10.18         0.32            0.10           0.42         (0.32)       (0.06)           (0.38)         10.22
2002                  10.02         0.34            0.16           0.50         (0.34)          --            (0.34)         10.18
2001(1)               10.00         0.01            0.02           0.03         (0.01)          --            (0.01)         10.02
Class A
2006*++              $ 9.84        $0.14          $(0.11)        $ 0.03        $(0.14)      $(0.04)          $(0.18)        $ 9.69
2005++                10.16         0.28           (0.31)         (0.03)        (0.28)       (0.01)           (0.29)          9.84
2004                  10.22         0.28            0.08           0.36         (0.28)       (0.14)           (0.42)         10.16
2003                  10.18         0.30            0.10           0.40         (0.30)       (0.06)           (0.36)         10.22
2002(7)                9.71         0.26            0.47           0.73         (0.26)          --            (0.26)         10.18

                                                                                    RATIO             RATIO
                                               NET                                  OF NET         OF EXPENSES
                                             ASSETS,               RATIO          INVESTMENT        TO AVERAGE
                                               END              OF EXPENSES         INCOME          NET ASSETS         PORTFOLIO
                          TOTAL             OF PERIOD           TO AVERAGE        TO AVERAGE        (EXCLUDING         TURNOVER
                         RETURN+              (000)             NET ASSETS        NET ASSETS         WAIVERS)            RATE
                         -------            ---------           ----------        ----------       ------------        ---------
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006*++                    0.32%             $137,893              0.74%             3.37%             0.74%             14.44%
2005++                    (0.74)              158,696              0.71              3.17              0.71              45.47
2004                       3.49               182,912              0.68              2.95              0.68              76.88
2003                       5.89               171,560              0.69              3.55              0.69              47.26
2002                       6.75               154,782              0.73              4.39              0.73              44.70
2001(1)                    1.50               102,501              1.00              4.10              1.28               2.65
Class A
2006*++                    0.20%              $ 1,561              0.99%             3.12%             0.99%             14.44%
2005++                    (0.97)                1,967              0.96              2.91              0.96              45.47
2004                       3.13                 4,690              0.93              2.70              0.93              76.88
2003                       5.71                 4,569              0.94              3.11              0.93              47.26
2002(5)                    8.37                   852              0.94              4.12              0.94              44.70
Class B
2006*++                   (0.27)%              $  661              1.74%             2.38%             1.74%             14.44%
2005++                    (1.61)                  755              1.71              2.18              1.71              45.47
2004                       2.37                 1,053              1.68              1.95              1.68              76.88
2003                       4.81                 1,245              1.69              2.39              1.68              47.26
2002(6)                    4.97                   334              1.69              3.21              1.69              44.70
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006*++                   0.43%              $ 47,573              0.87%             3.06%             0.87%             12.63%
2005++                    0.00                 54,231              0.81              3.06              0.81              15.18
2004                       3.82                61,690              0.79              2.99              0.79               3.89
2003                       4.27                54,943              0.84              3.16              0.84              40.70
2002                       5.12                49,326              0.90              3.42              0.90              33.70
2001(1)                    0.35                43,301              1.00              3.11              1.47               0.00
Class A
2006*++                   0.31%                $  737              1.12%             2.82%             1.12%             12.63%
2005++                    (0.25)                  739              1.06              2.81              1.06              15.18
2004                       3.56                   691              1.04              2.74              1.04               3.89
2003                       3.99                   680              1.09              2.88              1.09              40.70
2002(7)                    7.65                   461              1.17              3.09              1.17              33.70

  * For the six months ended April 30, 2006. All ratios for the period have been annualized.
 **   Amount represents less than $0.01 per share.
*** Total returns would have been 19.72%, 19.48%, 18.50%, and 18.56% for the Institutional Class, Class A, Class B, and Class C shares, respectively, without the payment by affiliate (see Note 5). Total returns would have been lower had the Adviser not waived a portion of its fee.
  + Total returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
  ^ Net investment income per share and the net investment income ratio include $0.03 and 0.26%, respectively, resulting from a special dividend from Microsoft Corp. in December 2004.
(1) Commenced operations on October 12, 2001. All ratios for the period have been annualized.
(2) Commenced operations on October 25, 2001. All ratios for the period have been annualized.
(3) Commenced operations on October 28, 2001. All ratios for the period have been annualized.
(4) Commenced operations on October 24, 2001. All ratios for the period have been annualized.
(5) Commenced operations on November 19, 2001. All ratios for the period have been annualized.
(6) Commenced operations on November 7, 2001. All ratios for the period have been annualized.
(7) Commenced operations on December 21, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION:
--------------------------------------------------------------------------------

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 Funds. The financial statements herein are those of the Synovus Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (collectively the "Funds", individually the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a

--------------------------------------------------------------------------------
20

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [LOGO OMITTED]

      price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

      OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase,


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

      against fluctuations in market value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the amount of the Investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any are declared and paid monthly for the Large Cap Core Equity Fund, and declared and paid annually for the Mid Cap Value Fund. The Intermediate-Term Bond and Georgia Municipal Bond Funds will declare distributions from net investment income daily and pay monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:
--------------------------------------------------------------------------------

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $100,000 per Fund plus $15,000 per class or that portion of each Fund's allocable share of the Funds' fee calculated as follows: 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.


--------------------------------------------------------------------------------
22

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [LOGO OMITTED]

Forum Shareholder Services, LLC, serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, amended and restated on November 14, 2005. Each Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A, B and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's average net assets attributable to Class A Shares as compensation for distribution services.

The Distributor or designated Service Providers receives 1.00% of each Fund's average net assets attributable to Class B and Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of 0.75% of each Fund's average net assets attributable to Class B and C Shares as compensation for distribution services and 0.25% of each Funds' average net assets attributable to Class B and Class C Shares as compensation for shareholder services. The Institutional Class Shares do not pay distribution fees.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

YEARS SINCE
PURCHASE MADE                                    CDSC
-------------                                    ----
First                                              5%
Second                                             4%
Third                                              3%
Fourth                                             3%
Fifth                                              2%
Sixth                                              1%
Seventh and Following                            None

A CDSC of 1% is imposed on certain redemptions of Class C Shares.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and Synovus Investment Advisors, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 13, 2001, under which the Adviser receives an annual fee equal to the following percentages of the average daily net assets:

      Large Cap Core Equity Fund                0.60%
      Mid Cap Value Fund                        0.75%
      Intermediate-Term Bond Fund               0.45%
      Georgia Municipal Bond Fund               0.45%

Steinberg Asset Management, LLC acts as the Investment Sub-Adviser (the "Sub-Adviser") on behalf of the Mid Cap Value Fund and is compensated by the Adviser. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

The Funds' actual total operating expenses, after voluntary fee waivers are expected to be limited as follows:

                                                      INTERMEDIATE-
                          LARGE CAP      MID CAP          TERM         GEORGIA
                         CORE EQUITY      VALUE           BOND        MUNICIPAL
SHARE CLASS                  FUND         FUND            FUND        BOND FUND
-----------              -----------     -------     -------------    ---------
Institutional Shares         1.00%        1.10%           1.00%         1.00%
Class A Shares               1.25%        1.35%           1.25%         1.25%
Class B Shares               2.00%        2.10%           2.00%           --
Class C Shares               2.00%        2.10%             --            --

During the fiscal year ended October 31, 2005, the Mid Cap Value Fund was reimbursed by the Adviser and Sub-Adviser, for losses incurred of $269,330 due to the purchase of shares in three large cap securities when the Fund held less than 80% of its net assets in mid cap securities, which is in violation of applicable Securities and Exchange Commission rules.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the period from November 1, 2005, through April 30, 2006, were as follows (000):

                                                        INTERMEDIATE-   GEORGIA
                                 LARGE CAP     MID CAP       TERM      MUNICIPAL
                                CORE EQUITY     VALUE        BOND         BOND
                                    FUND         FUND        FUND         FUND
                                -----------    -------  -------------  ---------

Purchases:
  U.S. Government ...........     $    --      $    --      $11,291      $    --
  Other .....................      61,515       19,344        9,240        6,381
Sales and Maturities:
  U.S. Government ...........          --           --       32,891           --
  Other .....................      75,648       25,614       13,307       12,377

7. Share Transactions:
--------------------------------------------------------------------------------

Share transactions for the Funds for the period from November 1, 2005, through April 30, 2006, were as follows (000):

                                                        INTERMEDIATE    GEORGIA
                                 LARGE CAP    MID CAP       TERM       MUNICIPAL
                                CORE EQUITY    VALUE        BOND          BOND
                                    FUND       FUND         FUND          FUND
                                -----------   -------   ------------   ---------
Institutional Class:
  Issued                           1,676        709         1,950         390
  Issued in Lieu of
    Cash Distributions                 2        235             7          --
  Redeemed                        (3,126)      (763)       (3,912)       (994)
                                  ------       ----        ------        ----
  Net Institutional Class
    Transactions                  (1,448)       181        (1,955)       (604)
                                  ------       ----        ------        ----
Class A:
  Issued                              10         31            13           1
  Issued in Lieu of
    Cash Distributions                 1         34             2           1
  Redeemed                           (63)       (37)          (54)         (1)
                                  ------       ----        ------        ----
   Net Class A Transactions          (52)        28           (39)          1
                                  ------       ----        ------        ----
Class B:
  Issued                               3         17            --          --
  Issued in Lieu of
    Cash Distributions                --         55             1          --
  Redeemed                           (20)       (28)          (10)         --
                                  ------       ----        ------        ----
  Net Class B Transactions           (17)        44            (9)         --
                                  ------       ----        ------        ----
Class C:
  Issued                              16        163            --          --
  Issued in Lieu of
    Cash Distributions                --         76            --          --
  Redeemed                           (42)       (48)           --          --
                                  ------       ----        ------        ----
  Net Class C Transactions           (26)       191            --          --
                                  ------       ----        ------        ----
  Net Increase (Decrease)
    in Shares Outstanding         (1,543)       444        (2,003)       (603)
                                  ======       ====        ======        ====

Amounts designated as "--" are either 0 or have been rounded to 0.

Share transactions for the Funds for the year ended October 31, 2005, were as follows (000):

                                                       INTERMEDIATE-    GEORGIA
                               LARGE CAP     MID CAP        TERM       MUNICIPAL
                              CORE EQUITY     VALUE         BOND          BOND
                                  FUND        FUND          FUND          FUND
                              -----------    -------   -------------   ---------
Institutional Class:
  Issued                          3,314       1,932         3,450           712
  Issued in Lieu of
    Cash Distributions               15          64            38            --
  Redeemed                       (5,628)     (1,303)       (4,989)       (1,271)
                                 ------      ------        ------        ------
  Net Institutional Class
    Transactions                 (2,299)        693        (1,501)         (559)
                                 ------      ------        ------        ------
Class A:
  Issued                            139          89            78            15
  Issued in Lieu of
    Cash Distributions                7          18            14             1
  Redeemed                         (659)       (261)         (348)           (9)
                                 ------      ------        ------        ------
   Net Class A Transactions        (513)       (154)         (256)            7
                                 ------      ------        ------        ------
Class B:
  Issued                              4          71             3            --
  Issued in Lieu of
    Cash Distributions                1          14             3            --
  Redeemed                          (39)        (22)          (31)           --
                                 ------      ------        ------        ------
  Net Class B Transactions          (34)         63           (25)           --
                                 ------      ------        ------        ------
Class C:
  Issued                             21         194            --            --
  Issued in Lieu of
    Cash Distributions                1          16            --            --
  Redeemed                         (152)        (93)           --            --
                                 ------      ------        ------        ------
  Net Class C Transactions         (130)        117            --            --
                                 ------      ------        ------        ------
  Net Increase (Decrease)
    in Shares Outstanding
    from Share Transactions      (2,976)        719        (1,782)         (552)
                                 ======      ======        ======        ======

Amounts designated as "--" are either 0 or have been rounded to 0.

8. FEDERAL TAX INFORMATION:
--------------------------------------------------------------------------------

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.


--------------------------------------------------------------------------------
24

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [LOGO OMITTED]

Permanent book and tax differences for the Mid Cap Value Fund relating to distributions received from REITs resulted in a reclassification of $8 to undistributed net investment income and a reclassification of $(8) to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Fund.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions declared during the last two years were as follows (000):

                                          ORDINARY      LONG-TERM           TAX
                                           INCOME      CAPITAL GAIN     EXEMPT INCOME      TOTAL
                                           ------      ------------     -------------    ---------
Large Cap Core Equity Fund       2005      $2,614         $   --            $   --         $2,614
                                 2004       1,525             --                --          1,525
Mid Cap Value Fund               2005         462          3,761                --          4,223
                                 2004         144             --                --            144
Intermediate-Term Bond Fund      2005       6,042          2,706                --          8,748
                                 2004       6,026          3,743                --          9,769
Georgia Municipal Bond Fund      2005          10             82             1,844          1,936
                                 2004         159            601             1,777          2,537

As of October 31, 2005, the components of Distributable Earnings/(Accumulated Losses) were as follows (000):


                                      UNDISTRIBUTED   UNDISTRIBUTED    UNDISTRIBUTED    CAPITAL LOSS
                                       TAX-EXEMPT       ORDINARY         LONG-TERM      CARRYFORWARDS
                                         INCOME          INCOME        CAPITAL GAIN   EXPIRING 10/31/11
                                      -------------   -------------    ------------   -----------------
Large Cap Core Equity Fund                $ --           $  130           $    --           $(5,451)
Mid Cap Value Fund                          --            1,247            13,343                --
Intermediate-Term Bond Fund                 --              459                --                --
Georgia Municipal Bond Fund                151               --               247                --

                                                                                                    TOTAL
                                       CAPITAL LOSS        UNREALIZED           OTHER           DISTRIBUTABLE
                                      CARRYFORWARDS       APPRECIATION         TEMPORARY           EARNINGS/
                                    EXPIRING 10/31/13    (DEPRECIATION)      DIFFERENCES     (ACCUMULATED LOSSES)
                                    -----------------    --------------      -----------     --------------------
Large Cap Core Equity Fund                 $  --            $ 23,315             $(130)            $ 17,864
Mid Cap Value Fund                            --              16,375                (5)              30,960
Intermediate-Term Bond Fund                 (416)             (3,690)             (458)              (4,105)
Georgia Municipal Bond Fund                   --                 620              (149)                 869

For Federal income tax purposes, capital carryforwards represent realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

For the year ended October 31, 2005, the Large Cap Core Equity Fund utilized $4,539,235 of capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at April 30, 2006, and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes, primarily due to a basis adjustment related to a basis adjustment for REIT's and a deferred loss on straddles which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost, aggregate gross unrealized appreciation and depreciation at April 30, 2006, for each Fund is as follows (000):

                                                                 AGGREGATE GROSS         AGGREGATE GROSS        NET UNREALIZED
                                                                    UNREALIZED             UNREALIZED            APPRECIATION
                                       FEDERAL TAX COST            APPRECIATION           DEPRECIATION          (DEPRECIATION)
                                       ----------------            ------------           ------------          --------------
Large Cap Core Equity Fund                 $183,961                  $39,672                 $(6,357)               $33,315
Mid Cap Value Fund                           85,550                   24,499                  (2,294)                22,205
Intermediate-Term Bond Fund                 143,615                       19                  (4,791)                (4,772)
Georgia Municipal Bond Fund                  48,926                      491                    (480)                    11


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (CONCLUDED)
APRIL 30, 2006 (UNAUDITED)

9. CONCENTRATION OF RISK:
--------------------------------------------------------------------------------

The Georgia Municipal Bond Fund invests primarily in debt securities in the State of Georgia. Therefore, the issuers' abilities to meet their obligations may be affected by economic and political developments in that state.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

10. OTHER
--------------------------------------------------------------------------------

At April 30, 2006, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for the share classes listed of each Fund was as follows:

                                         NO. OF              %
                                      SHAREHOLDERS       OWNERSHIP
                                      ------------       ---------
Large Cap Core Equity Fund
  Institutional Shares                       1               97%
  Class A Shares                             1               27%
  Class B Shares                             1               10%
Mid Cap Value Fund
  Institutional Shares                       3               92%
Intermediate-Term Bond Fund
  Institutional Shares                       1               95%
  Class A Shares                             3               58%
Georgia Municipal Bond Fund
  Institutional Shares                       1              100%
  Class A Shares                             3               65%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
--------------------------------------------------------------------------------

The Board selected Ernst & Young LLP ("E&Y") to serve as the Funds' independent registered public accounting firm for the Funds' fiscal year ending October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. However, due to E&Y's inability to clear independence as a result of its affiliation with a related party to the Funds, the Audit Committee hired PricewaterhouseCoopers LLP to serve as the Funds' independent registered public accounting firm (contingent upon its ability to clear independence) for the Funds' fiscal year ending October 31, 2006.


--------------------------------------------------------------------------------
26

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [LOGO OMITTED]

Disclosure of Fund Expenses (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Funds' costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Funds' gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Funds' costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Funds' comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Disclosure of Fund Expenses (UNAUDITED) (CONCLUDED)

                                BEGINNING          ENDING                        EXPENSES
                                 ACCOUNT          ACCOUNT        ANNUALIZED        PAID
                                  VALUE            VALUE           EXPENSE        DURING
                                11/01/05          4/30/06          RATIOS         PERIOD*
-----------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares            $1,000.00        $1,083.80          0.88%         $4.57
HYPOTHETICAL 5% RETURN
Institutional Shares             1,000.00         1,020.41          0.88           4.43
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   1,000.00         1,083.00          1.13           5.86
HYPOTHETICAL 5% RETURN
Class A Shares                   1,000.00         1,019.17          1.13           5.68
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                   1,000.00         1,078.10          1.88           9.71
HYPOTHETICAL 5% RETURN
Class B Shares                   1,000.00         1,015.45          1.88           9.42
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class C Shares                   1,000.00         1,079.10          1.88           9.72
HYPOTHETICAL 5% RETURN
Class C Shares                   1,000.00         1,015.45          1.88           9.42
-----------------------------------------------------------------------------------------
MID CAP VALUE FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares            $1,000.00        $1,090.80          1.10%         $5.69
HYPOTHETICAL 5% RETURN
Institutional Shares             1,000.00         1,019.35          1.10           5.50
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   1,000.00         1,089.60          1.35           6.99
HYPOTHETICAL 5% RETURN
Class A Shares                   1,000.00         1,018.11          1.35           6.75
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                   1,000.00         1,085.90          2.10           10.85
HYPOTHETICAL 5% RETURN
Class B Shares                   1,000.00         1,014.39          2.10           10.48
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class C Shares                   1,000.00         1,085.10          2.10           10.86
HYPOTHETICAL 5% RETURN
Class C Shares                   1,000.00         1,014.38          2.10           10.49
-----------------------------------------------------------------------------------------

                                   BEGINNING       ENDING                       EXPENSES
                                    ACCOUNT       ACCOUNT        ANNUALIZED       PAID
                                     VALUE         VALUE          EXPENSE       DURING
                                   11/01/05       4/30/06          RATIOS        PERIOD*
-----------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares               $1,000.00     $1,003.20          0.74%        $3.69
HYPOTHETICAL 5% RETURN
Institutional Shares                1,000.00      1,021.11          0.74          3.72
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      1,000.00      1,002.00          0.99          4.93
HYPOTHETICAL 5% RETURN
Class A Shares                      1,000.00      1,019.87          0.99          4.97
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                      1,000.00       997.30           1.74          4.33
HYPOTHETICAL 5% RETURN
Class B Shares                      1,000.00      1,016.14          1.74          4.36
-----------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares               $1,000.00     $1,004.30          0.87%        $4.33
HYPOTHETICAL 5% RETURN
Institutional Shares                1,000.00      1,020.48          0.87          4.36
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      1,000.00      1,003.10          1.12          5.57
HYPOTHETICAL 5% RETURN
Class A Shares                      1,000.00      1,019.23          1.12          5.62
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).


--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------

TRUST:
The Advisors' Inner Circle Fund

THE SYNOVUS FUNDS:
Synovus Large Cap Core Equity Fund
Synovus Mid Cap Value Fund
Synovus Intermediate-Term Bond Fund
Synovus Georgia Municipal Bond Fund

ADVISER:
Synovus Investment Advisors, Inc.
P.O. Box 120
Columbus, GA 31902-0120

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, PA 19103


--------------------------------------------------------------------------------
SNV-SA-001-0500

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.